Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

During the three and nine months ended September 30, 2015, the Company issued an aggregate of 502,383 and 1,686,767 restricted stock units, respectively, under its 2011 Equity Incentive Plan (the “2011 Plan”), for an aggregate fair value of $14,261,000 and $49,261,000, respectively. Additionally, during the three and nine months ended September 30, 2015, the Company issued an aggregate of 83,644 and 947,986 options, respectively, to purchase common stock under the 2011 Plan for an aggregate fair value of $958,000 and $9,995,000, respectively.

The following table summarizes the total stock-based compensation expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Cost of revenue	$881	$847	$2,615	$2,415
Product development	3,931	3,485	10,769	9,589
Sales and marketing	3,152	2,763	9,003	7,868
General and administrative	4,654	5,576	15,100	15,710

Total	$12,618	$12,671	$37,487	$35,582

9. Stockholders’ Equity and Stock-Based Compensation

Common Stock

The Company’s amended and restated certificate of incorporation, as amended in July 2011, authorizes 350,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2014 and December 31, 2013, there were 94,515,344 and 92,361,069 shares of common stock issued and outstanding, respectively. Additionally, the amended certificate of incorporation authorizes the Company’s board of directors, without action by stockholders, to designate and issue up to 10,000,000 shares of preferred stock in one or more series. The board of directors may also designate the rights, preferences and privileges of each series of preferred stock, any or all of which may be greater than the rights of the common stock.

Follow-on Offering

On December 17, 2013, the Company closed a follow-on offering of 6,921,424 shares of its common stock, at $37.00 per share, before underwriting discounts and commissions. The Company sold 5,500,000 shares and existing stockholders sold an aggregate of 1,421,424 shares, including 902,794 shares as a result of the underwriters’ exercise of their over-allotment option to purchase additional shares. The offering generated net proceeds to the Company of approximately $195.3 million, after deducting underwriting discounts and other expenses incurred by the Company for the sale of common stock. The offer and sale of all of the shares in the offering were registered under the Securities Act pursuant to a registration statement on Form S-3 ASR, which became automatically effective on December 12, 2013. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

Stock Compensation Plans

The Company maintains two stock-based compensation plans, the 2004 Stock Option Plan (the “2004 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”), which are described below.

2004 Plan

At December 31, 2014, there were 3,475,715 options outstanding under the 2004 Plan. Following the effectiveness of the Company’s 2011 Plan in May 2011, no further awards have been made under the 2004 Plan, although each option previously granted under the 2004 Plan will remain outstanding subject to its terms. Any such shares of common stock that are subject to awards under the 2004 Plan which are forfeited or lapse unexercised and would otherwise have been returned to the share reserve under the 2004 Plan instead will be available for issuance under the 2011 Plan.

2011 Plan

In May 2011, the Company adopted the 2011 Plan, providing for the granting of incentive stock options, as defined by the Internal Revenue Code, to employees and for the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to employees, directors and consultants. The 2011 Plan also provides for the automatic grant of option awards to our non-employee directors. Shares of common stock reserved for issuance under the 2011 Plan consist of 20,932,095 shares of common stock. In addition, the number of shares available for issuance under the 2011 Plan will be increased annually on the first day of the Company’s fiscal year by an amount equal to the least of (a) four percent of the outstanding shares of the Company’s common stock as of the last day of the Company’s immediately preceding fiscal year or (b) such other amount as the Company’s board of directors may determine. At December 31, 2014, there were 4,124,581 options and 2,854,955 restricted stock units outstanding under the 2011 Plan.

Stock Option Activity

A summary of the Company’s stock option activity under all Plans is as follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(years)	(in thousands)
Outstanding at December 31, 2012	10,404,703	$17.37	7.5	$57,020
Granted	1,756,630	30.18
Exercised	(3,186,491)	15.12
Forfeited	(474,695)	22.87
Cancelled	(20,885)	23.03

Outstanding at December 31, 2013	8,479,261	$20.49	7.1	$172,921

Granted	972,865	35.50
Exercised	(1,615,116)	15.84
Forfeited	(236,714)	26.66
Cancelled	—	—

Outstanding at December 31, 2014	7,600,296	$23.20	6.8	$57,663

Vested and expected to vest
At December 31, 2013	8,226,494	$20.31	7.1	$169,248
At December 31, 2014	7,433,326	$23.02	6.8	$57,447
Exercisable options
At December 31, 2013	4,583,432	$16.82	6.2	$110,286
At December 31, 2014	5,079,091	$20.06	6.1	$51,494

The Company issues shares from the 2004 Plan and the 2011 Plan reserves upon the exercise of stock options. Shares of common stock reserved and available for future stock option grants under the 2011 Plan were 13,952,559 shares at December 31, 2014.

The Company received $25,386,000 and $48,473,000 in cash from option exercises under the respective Plans in 2014 and 2013, respectively. The Company issued shares from amounts reserved under the respective Plans upon the exercise of these stock options. The Company does not currently expect to repurchase shares from any source to satisfy such obligation under any of the Company’s stock option Plans. The Company recognized a tax benefit of approximately $2,743,000, $8,226,000 and $7,122,000 from the exercise of stock options during the years ended December 31, 2014, 2013 and 2012, respectively. These tax benefits have been recorded in additional paid-in capital on the Company’s consolidated balance sheet as of December 31, 2014 and 2013.

The weighted average grant date fair value of the options and restricted stock are summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Per share of options granted	$13.46	$13.81	$12.07
Per share of restricted stock and restricted stock units granted	$36.33	$29.36	$24.88

The aggregate intrinsic value of stock options exercised, represented in the stock option activity table above, was approximately $39,140,000, $52,949,000 and $40,394,000 during the years ended December 31, 2014, 2013 and 2012, respectively.

During 2014, 1,649,456 stock options vested with a weighted average grant date fair market value of $12.05 per share.

Restricted Stock Activity

A summary of the Company’s restricted stock activity under the 2004 Plan and 2011 Plan is as follows:

Number of Awards Outstanding
Unvested balances at December 31, 2012	806,317
Awards granted	1,658,132
Awards vested	(241,517)
Awards forfeited	(185,037)

Unvested balances at December 31, 2013	2,037,895
Awards granted	1,634,392
Awards vested	(565,733)
Awards forfeited	(251,599)

Unvested balances at December 31, 2014	2,854,955

During 2014, 565,733 restricted stock awards and units vested with a weighted average grant date fair market value of $27.46 per share.

Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option pricing model in valuing its stock options. The Black-Scholes model requires estimates regarding risk-free rate of return, dividend yields, expected term of the award, volatility and estimated forfeitures of awards during the service period.

The risk-free interest rate assumption used by the Company is based on observed market interest rates appropriate for the term of the Company’s employee options. During the years ended December 31, 2014, 2013 and 2012, the Company estimated expected term based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The dividend yield assumption is based on historical and expected dividend payouts. The Company determined expected volatility of options granted using an average of the historical volatility measures of comparable companies from a representative industry peer group.

The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense to be recognized in future periods. For options granted, the Company amortizes the fair value on a straight-line basis over the vesting period of the options.

The fair value of stock option grants has been estimated at the date of grant using the Black–Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	1.62% to 1.78%	0.65% to 1.41%	0.78% to 1.32%
Expected term	4.93 to 5.10 years	5.32 to 5.57 years	5.59 to 5.83 years
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	38.70% to 42.50%	46.90% to 50.80%	50.60% to 55.40%

The following table summarizes the total stock-based compensation expense for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Cost of revenue	$3,245	$3,064	$2,675
Product development	13,174	9,515	5,642
Sales and marketing	10,805	8,488	6,629
General and administrative	21,294	16,820	12,087

	$48,518	$37,887	$27,033

Total gross unrecognized compensation cost related to nonvested stock options and restricted stock was $95,989,000 and $84,248,000 as of December 31, 2014 and 2013, respectively. The Company expects to recognize the costs as of December 31, 2014 over a weighted average period of 2.36 years.